Basic and diluted net income/ (loss) per share	12 Months Ended
Dec. 31, 2019
Basic and diluted net income/ (loss) per share
Basic and diluted net income/ (loss) per share

23.          Basic and diluted net income/ (loss) per share

Basic and diluted net income/ (loss) per share for the years ended December 31, 2017, 2018 and 2019 are calculated as follows:

(Amounts expressed in thousands of
USD, except for number of shares and per
share data)	Years ended December 31,
	2017	2018	2019
Numerator:
Net loss from continuing operations	(44,216)	(40,793)	(53,415)
Net income from discontinued operations	6,407	1,303	—
Net loss	(37,809)	(39,490)	(53,415)
Less: Net income/(loss) attributable to the non-controlling interest	13	(212)	(246)
Net loss attributable to Xunlei Limited’s common shareholders	(37,822)	(39,278)	(53,169)
Numerator of basic net loss per share from continuing operations	(44,229)	(40,581)	(53,169)
Numerator of basic net income per share from discontinued operations	6,407	1,303	—
Numerator for diluted loss per share from continuing operations	(44,229)	(40,581)	(53,169)
Numerator for diluted income per share from discontinued operations	6,407	1,303	—
Denominator:
Denominator for basic net loss per share-weighted average shares outstanding	331,731,963	334,965,987	337,845,675
Denominator for diluted net loss per share	331,731,963	334,965,987	337,845,675
Basic net loss per share from continuing operations	(0.13)	(0.12)	(0.16)
Basic net income per share from discontinued operations	0.02	0.00	0.00
Diluted net loss per share from continuing operations	(0.13)	(0.12)	(0.16)
Diluted net income per share from discontinued operations	0.02	0.00	0.00

All potentially dilutive securities were not included in the calculation of dilutive net income per share for the years ended December 31, 2017, 2018 and 2019 as their effects would be anti-dilutive.